United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 5/12/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 3/99




FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended:   3/99
Check here if Amendment [ X    ]; Amendment Number: [  2   ]
This Amendment (Check only one.):  [     ] is a restatement
                              [  X   ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-02255

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[  X   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [ 56    ]

Form 13F Information Table Value Total: $_  242,979,753    thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

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FORM 13F INFORMATION TABLE



MARCH 99 Confidential
       DESCRIPTION         SECTYPE   CUSIP  TOTALMARKETVA   POSITION
                                                 LUE
            1                2       3            4           5          6        7       8
AMDOCS LTD                 PUT   G02602953     313,562.50     14,500       SOLE  SOLE      SOLE
WIZ TECH SOLUTION LTD      COMM  M98105105   1,445,780.44     80,601       SOLE  SOLE      SOLE
J RAY MCDERMOTT SA         COMM  P64658100   2,153,987.50     72,100       SOLE  SOLE      SOLE
AEROQUIP-VICKERS INC       COMM  007869100     859,687.50     15,000       SOLE  SOLE      SOLE
AGOURON PHARMACEUTICALS    COMM  008488108   9,903,641.25    175,092       SOLE  SOLE      SOLE
INC
AIRTOUCH COMMUNICATIONS    COMM  00949T100  19,807,352.00    204,992       SOLE  SOLE      SOLE
(DEL)
AMER BANKERS INS GROUP INC COMM  024456105   2,600,000.00     50,000       SOLE  SOLE      SOLE
AMERIN CORPORATION         COMM  03070X106   3,511,279.69    172,863       SOLE  SOLE      SOLE
AMP INC                    COMM  031897101  30,930,013.00    576,112       SOLE  SOLE      SOLE
ARCHITEL SYS CORP          COMM  039917109     959,413.38     50,002       SOLE  SOLE      SOLE
ASTRA AB SPONS ADR         AMER  046298105  10,796,681.25    470,700       SOLE  SOLE      SOLE
ATLANTIC RICHFIELD CO      COMM  048825103   7,044,500.00     96,500       SOLE  SOLE      SOLE
AVIALL INC                 COMM  05366B102   2,170,000.00    140,000       SOLE  SOLE      SOLE
AVONDALE INDS INC          COMM  054350103   1,279,946.00     43,388       SOLE  SOLE      SOLE
AYDIN CORP                 COMM  054681101     294,081.25     22,300       SOLE  SOLE      SOLE
BALLARD MEDICAL PRODUCTS   CALL  058566900     570,375.00     23,400       SOLE  SOLE      SOLE
BALLARD MEDICAL PRODUCTS   PUT   058566950     224,250.00      9,200       SOLE  SOLE      SOLE
BALLARD MEDICAL PRODUCTS   COMM  058566100     755,625.00     31,000       SOLE  SOLE      SOLE
BANKERS TRUST CORPORATION  CALL  066365907   8,383,750.00     95,000       SOLE  SOLE      SOLE
BANKERS TRUST CORPORATION  COMM  066365107   3,177,000.00     36,000       SOLE  SOLE      SOLE
BRYLANE INC                COMM  117661108   3,031,250.00    125,000       SOLE  SOLE      SOLE
CALIF FED BK  GOODWILL     COMM  130209604     485,100.00     44,100       SOLE  SOLE      SOLE
CALUMET BANCORP INC        COMM  131386104     388,125.00     13,800       SOLE  SOLE      SOLE
COLONIAL GAS CO            COMM  195674106   2,573,700.00     74,600       SOLE  SOLE      SOLE
COLTEC INDUSTRIES INC      COMM  196879100   2,460,768.75    135,300       SOLE  SOLE      SOLE
COMSAT CORP                CALL  20564D907     364,612.50     12,600       SOLE  SOLE      SOLE
COMSAT CORP                PUT   20564D957   1,174,862.50     40,600       SOLE  SOLE      SOLE
COMSAT CORP                COMM  20564D107   2,763,531.25     95,500       SOLE  SOLE      SOLE
EAGLE HARDWARE & GARDEN    COMM  26959B101   8,245,521.38    215,922       SOLE  SOLE      SOLE
INC
GUCCI GROUP N.V.           COMM  401566104   1,255,800.00     15,600       SOLE  SOLE      SOLE
KAYNAR TECHNOLOGIES INC    COMM  486605108   1,568,000.00     56,000       SOLE  SOLE      SOLE
KING WORLD PRODTNS INC     COMM  495667107     458,437.50     15,000       SOLE  SOLE      SOLE
LUCASVARITY PLC ADS        COMM  549395101   1,692,750.00     36,600       SOLE  SOLE      SOLE
FRED MEYER,INC(HOLDING     COMM  592907109  12,375,525.00    210,200       SOLE  SOLE      SOLE
CO)NEW
MORTON INTERNATIONAL INC   COMM  619335102   4,575,375.00    124,500       SOLE  SOLE      SOLE
(NEW)
NAC RE CORP                COMM  628907107   1,610,625.00     30,000       SOLE  SOLE      SOLE
NEWPORT NEWS SHIPBUILDING  COMM  652228107   2,579,362.50     81,400       SOLE  SOLE      SOLE
INC
PIONEER HI-BRED INTL       COMM  723686101   5,643,750.00    150,000       SOLE  SOLE      SOLE
PLATINUM TECHNOLOGY        CALL  72764T901     253,750.00     10,000       SOLE  SOLE      SOLE
INTERNATIO
PLATINUM TECHNOLOGY        COMM  72764T101   5,397,719.25    212,718       SOLE  SOLE      SOLE
INTERNATIO
POOL ENERGY SERVICES CO    CALL  732788904     615,000.00     41,000       SOLE  SOLE      SOLE
POOL ENERGY SERVICES CO    COMM  732788104   1,111,830.00     74,122       SOLE  SOLE      SOLE
QUICKTURN DESIGN SYS INC   COMM  74838E102     706,631.38     50,027       SOLE  SOLE      SOLE
SUNDSTRAND CORP            COMM  867323107  16,832,900.00    242,200       SOLE  SOLE      SOLE
TIG HOLDINGS INC           COMM  872469101   4,260,825.00    261,200       SOLE  SOLE      SOLE
TRANSAMERICA CORP          CALL  893485902   1,015,300.00     14,300       SOLE  SOLE      SOLE
TRANSAMERICA CORP          PUT   893485952   2,229,400.00     31,400       SOLE  SOLE      SOLE
TRANSAMERICA CORP          COMM  893485102  17,444,700.00    245,700       SOLE  SOLE      SOLE
UNION CAMP CORP            COMM  905530101   4,598,062.50     68,500       SOLE  SOLE      SOLE
U.S. FILTER CORP (NEW)     COMM  911843209  15,312,500.00    500,000       SOLE  SOLE      SOLE
VLSI TECHNOLOGY INC        CALL  918270909   1,072,950.00     55,200       SOLE  SOLE      SOLE
VLSI TECHNOLOGY INC        PUT   918270959     977,706.25     50,300       SOLE  SOLE      SOLE
VLSI TECHNOLOGY INC        COMM  918270109   6,117,544.94    314,729       SOLE  SOLE      SOLE
XYLAN CORPORATION          CALL  984151900   1,251,625.00     34,000       SOLE  SOLE      SOLE
XYLAN CORPORATION          PUT   984151950   1,840,625.00     50,000       SOLE  SOLE      SOLE
XYLAN CORPORATION          COMM  984151100   1,512,662.44     41,091       SOLE  SOLE      SOLE


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